Earnings per share - Summary (Details) - shares				12 Months Ended
	May 14, 2021	May 08, 2020	May 08, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share
Number of dilutive unvested ordinary shares				1,356,446	1,377,708	956,590
Directors.
Earnings per share
Number of shares authorized				42,534
Vesting period				3 years
If Vested On December 31 2021
Earnings per share
Number of new shares to be issued				513,612
2016 Headhunter Unit Option Plan
Earnings per share
Percentage of awards settled	18.75%	18.75%
Number of new shares to be issued			1,271,436
Number of shares forfeiture		23,126
Term of plan			4 years
Remaining shares available for issuance				612,590
2018 Unit Option Plan
Earnings per share
Term of plan				7 years
Remuneration agreements
Earnings per share
Remaining shares available for issuance				1,659,800	1,358,914	1,514,114
2021 RSU Plan
Earnings per share
Number of shares to be issued on fully diluted aggregate number of ordinary shares issued (in percent)				6.00%
Number of unvested ordinary shares to be issued				491,064
Number of dilutive unvested ordinary shares				130,232
Vesting period				2 years
Maximum | 2021 RSU Plan
Earnings per share
Vesting period				4 years
Ordinary shares
Earnings per share
Shares issued during the period	317,860	317,860
Aggregate number of shares issued		50,317,860		50,635,720	50,317,860
Ordinary shares | 2016 Headhunter Unit Option Plan
Earnings per share
Shares issued during the period		635,720